UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2006

1.799856.102

VIPEI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	274,500	$ 4,702,185
Johnson Controls, Inc.	291,600	22,141,188
		26,843,373
Automobiles - 1.2%
Ford Motor Co.	747,100	5,946,916
General Motors Corp. (d)	730,100	15,529,227
Harley-Davidson, Inc.	249,400	12,938,872
Hyundai Motor Co.	187,710	15,784,176
Monaco Coach Corp.	188,200	2,521,880
Renault SA	229,101	24,360,553
Toyota Motor Corp. sponsored ADR	436,600	47,545,740
Winnebago Industries, Inc.	208,600	6,328,924
		130,956,288
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,347,700	10,512,060
Hotels, Restaurants & Leisure - 0.3%
Gaylord Entertainment Co. (a)	83,800	3,802,844
McDonald's Corp.	884,900	30,405,164
		34,208,008
Household Durables - 1.4%
Koninklijke Philips Electronics NV (NY Shares)	579,300	19,493,445
Maytag Corp.	1,549,620	33,053,395
Newell Rubbermaid, Inc.	2,544,300	64,090,917
Sony Corp. sponsored ADR	126,100	5,809,427
Whirlpool Corp.	287,400	26,288,478
		148,735,662
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	1,464,000	41,636,160
Media - 5.5%
CBS Corp. Class B	1,621,443	38,882,203
Clear Channel Communications, Inc.	2,871,100	83,290,611
Comcast Corp. Class A (a)(d)	2,454,791	64,217,333
Discovery Holding Co. Class A (a)	368,167	5,522,505
Knight-Ridder, Inc.	300,100	18,969,321
Lagardere S.C.A. (Reg.)	187,342	14,630,902
Liberty Media Corp. Class A (a)	3,681,676	30,226,560
Live Nation, Inc. (a)	372,625	7,392,880
News Corp. Class A	1,140,016	18,935,666
NTL, Inc. (a)	836,388	24,347,240
The New York Times Co. Class A	929,525	23,526,278
The Reader's Digest Association, Inc. (non-vtg.)	1,523,565	22,472,584
The Walt Disney Co.	2,343,500	65,360,215
Time Warner, Inc.	5,878,650	98,702,534
Viacom, Inc. Class B (non-vtg.) (a)	1,471,043	57,076,468
Vivendi Universal SA sponsored ADR	725,400	24,808,680
		598,361,980

	Shares	Value
Multiline Retail - 1.5%
Big Lots, Inc. (a)	2,348,156	$ 32,780,261
Dollar Tree Stores, Inc. (a)	1,349,400	37,337,898
Family Dollar Stores, Inc.	1,072,100	28,517,860
Federated Department Stores, Inc.	550,400	40,179,200
Kohl's Corp. (a)	335,000	17,758,350
Sears Holdings Corp. (a)	67,387	8,911,257
		165,484,826
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	1,113,050	40,949,110
Gap, Inc.	1,397,778	26,110,493
RadioShack Corp.	1,456,900	28,016,187
Tiffany & Co., Inc.	229,800	8,626,692
		103,702,482
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	553,040	22,663,579
VF Corp.	229,300	13,047,170
		35,710,749
TOTAL CONSUMER DISCRETIONARY		1,296,151,588
CONSUMER STAPLES - 5.7%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	1,266,200	54,155,374
Molson Coors Brewing Co. Class B	125,900	8,639,258
The Coca-Cola Co.	377,300	15,797,551
		78,592,183
Food & Staples Retailing - 1.2%
Safeway, Inc.	376,800	9,465,216
Wal-Mart Stores, Inc.	2,654,300	125,389,132
		134,854,348
Food Products - 0.5%
ConAgra Foods, Inc.	41,700	894,882
Corn Products International, Inc.	620,700	18,354,099
Kraft Foods, Inc. Class A (d)	1,189,900	36,065,869
		55,314,850
Household Products - 1.6%
Colgate-Palmolive Co.	1,996,400	113,994,440
Kimberly-Clark Corp.	774,200	44,748,760
Procter & Gamble Co.	265,442	15,294,768
		174,037,968
Personal Products - 0.6%
Avon Products, Inc.	1,977,070	61,625,272
Tobacco - 1.1%
Altria Group, Inc.	1,623,100	115,012,866
TOTAL CONSUMER STAPLES		619,437,487
ENERGY - 12.4%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	1,128,800	77,209,920
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	926,490	$ 32,056,554
Halliburton Co.	662,600	48,383,052
Noble Corp.	649,400	52,666,340
Schlumberger Ltd. (NY Shares)	1,270,610	160,821,108
		371,136,974
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	589,980	38,649,590
BP PLC sponsored ADR	2,046,142	141,061,029
Chevron Corp.	2,113,042	122,493,045
ConocoPhillips	771,500	48,720,225
Double Hull Tankers, Inc.	409,300	5,423,225
El Paso Corp.	944,400	11,380,020
EOG Resources, Inc.	239,800	17,265,600
Exxon Mobil Corp.	5,790,936	352,436,362
Kerr-McGee Corp.	145,000	13,844,600
Lukoil Oil Co. sponsored ADR	187,700	15,560,330
Total SA:
Series B	132,300	34,855,757
sponsored ADR (d)	1,389,996	183,104,173
		984,793,956
TOTAL ENERGY		1,355,930,930
FINANCIALS - 27.3%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	620,002	27,937,290
Bank of New York Co., Inc.	2,858,500	103,020,340
Mellon Financial Corp.	1,567,600	55,806,560
Merrill Lynch & Co., Inc.	1,448,700	114,099,612
Morgan Stanley	1,809,700	113,685,354
Nomura Holdings, Inc.	1,389,200	30,798,564
State Street Corp.	462,153	27,927,906
		473,275,626
Commercial Banks - 7.4%
Bank of America Corp.	7,403,877	337,172,559
Comerica, Inc.	560,000	32,463,200
FirstRand Ltd.	3,334,600	10,816,965
KeyCorp	250,300	9,211,040
Kookmin Bank sponsored ADR	389,000	33,267,280
Lloyds TSB Group PLC	2,118,800	20,262,107
Marshall & Ilsley Corp.	375,500	16,364,290
Royal Bank of Scotland Group PLC	592,888	19,290,690
U.S. Bancorp, Delaware	1,500,338	45,760,309
Wachovia Corp.	2,930,461	164,252,339
Wells Fargo & Co.	1,857,600	118,644,912
		807,505,691

	Shares	Value
Consumer Finance - 0.6%
American Express Co.	1,211,796	$ 63,679,880
Diversified Financial Services - 4.8%
CIT Group, Inc.	285,500	15,279,960
Citigroup, Inc.	5,733,419	270,789,379
JPMorgan Chase & Co.	5,878,012	244,760,420
		530,829,759
Insurance - 7.4%
ACE Ltd.	2,197,296	114,281,365
Allianz AG sponsored ADR	1,071,900	17,890,011
Allstate Corp.	1,150,000	59,926,500
American International Group, Inc.	4,230,050	279,564,005
Genworth Financial, Inc. Class A (non-vtg.)	993,700	33,219,391
Hartford Financial Services Group, Inc.	920,300	74,130,165
MetLife, Inc. unit	835,300	22,411,099
Montpelier Re Holdings Ltd.	812,000	13,235,600
PartnerRe Ltd.	486,620	30,214,236
Swiss Reinsurance Co. (Reg.)	321,551	22,467,630
The St. Paul Travelers Companies, Inc.	2,257,826	94,354,549
Willis Group Holdings Ltd.	604,800	20,720,448
XL Capital Ltd. Class A	379,420	24,324,616
		806,739,615
Real Estate - 0.6%
Developers Diversified Realty Corp.	298,000	16,315,500
Equity Office Properties Trust	557,200	18,710,776
Equity Residential (SBI)	558,400	26,127,536
		61,153,812
Thrifts & Mortgage Finance - 2.2%
Countrywide Financial Corp.	292,310	10,727,777
Fannie Mae	2,663,000	136,878,200
Freddie Mac	833,000	50,813,000
Golden West Financial Corp., Delaware	248,700	16,886,730
Sovereign Bancorp, Inc.	1,388,150	30,414,367
		245,720,074
TOTAL FINANCIALS		2,988,904,457
HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	2,552,632	99,067,648
Boston Scientific Corp. (a)	1,355,000	31,232,750
		130,300,398
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	393,900	29,353,428
Pharmaceuticals - 5.8%
Abbott Laboratories	211,200	8,969,664
Bristol-Myers Squibb Co. (d)	2,323,800	57,188,718
Eli Lilly & Co.	289,500	16,009,350
GlaxoSmithKline PLC sponsored ADR	405,100	21,190,781
Johnson & Johnson	2,122,300	125,682,606
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,176,500	$ 76,678,095
Novartis AG sponsored ADR	497,000	27,553,680
Pfizer, Inc.	5,656,300	140,954,996
Schering-Plough Corp.	3,364,430	63,890,526
Wyeth	1,982,700	96,200,604
		634,319,020
TOTAL HEALTH CARE		793,972,846
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.8%
EADS NV	902,447	38,022,391
Honeywell International, Inc.	2,584,325	110,531,580
Lockheed Martin Corp.	1,147,000	86,174,110
The Boeing Co.	346,600	27,010,538
United Technologies Corp.	866,740	50,244,918
		311,983,537
Airlines - 0.1%
UAL Corp. (a)	229,611	9,168,367
Building Products - 0.2%
Masco Corp.	733,800	23,841,162
Commercial Services & Supplies - 0.7%
Cendant Corp.	1,938,100	33,626,035
Waste Management, Inc.	1,188,900	41,968,170
		75,594,205
Electrical Equipment - 0.4%
Emerson Electric Co.	505,600	42,283,328
Industrial Conglomerates - 3.2%
3M Co.	498,600	37,739,034
General Electric Co.	4,781,790	166,310,656
Textron, Inc.	327,200	30,557,208
Tyco International Ltd.	4,203,346	112,985,940
		347,592,838
Machinery - 3.0%
Briggs & Stratton Corp.	500,288	17,695,187
Caterpillar, Inc.	738,800	53,053,228
Deere & Co.	238,200	18,829,710
Dover Corp.	1,169,700	56,800,632
Eaton Corp.	165,700	12,091,129
Illinois Tool Works, Inc.	151,900	14,629,489
Ingersoll-Rand Co. Ltd. Class A	1,470,388	61,447,515
Navistar International Corp. (a)	483,595	13,337,550
SPX Corp.	1,483,200	79,232,544
		327,116,984
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	980,700	81,721,731

	Shares	Value
Laidlaw International, Inc.	268,000	$ 7,289,600
Union Pacific Corp.	330,800	30,880,180
		119,891,511
TOTAL INDUSTRIALS		1,257,471,932
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,191,000	47,478,970
Lucent Technologies, Inc. (a)	5,077,300	15,485,765
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	5,205
Motorola, Inc.	2,286,612	52,386,281
		115,356,221
Computers & Peripherals - 2.1%
EMC Corp. (a)	1,819,700	24,802,511
Hewlett-Packard Co.	3,137,711	103,230,692
International Business Machines Corp.	985,900	81,307,173
Sun Microsystems, Inc. (a)	3,725,375	19,111,174
		228,451,550
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	667,500	25,064,625
Arrow Electronics, Inc. (a)	793,200	25,596,564
Avnet, Inc. (a)	1,481,530	37,601,231
Solectron Corp. (a)	5,784,200	23,136,800
		111,399,220
IT Services - 0.3%
MoneyGram International, Inc.	912,900	28,044,288
Office Electronics - 0.4%
Xerox Corp. (a)	2,666,700	40,533,840
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	1,167,800	44,715,062
Applied Materials, Inc.	2,108,200	36,914,582
Freescale Semiconductor, Inc.:
Class A (a)	143,210	3,982,670
Class B (a)	1,620,177	44,992,315
Intel Corp.	4,160,700	80,509,545
Micron Technology, Inc. (a)	1,694,200	24,938,624
Samsung Electronics Co. Ltd.	31,150	20,198,124
Teradyne, Inc. (a)	670,800	10,404,108
		266,655,030
Software - 1.1%
Microsoft Corp.	3,376,800	91,882,728
Oracle Corp. (a)	731,200	10,010,128
Symantec Corp. (a)	1,404,133	23,631,558
		125,524,414
TOTAL INFORMATION TECHNOLOGY		915,964,563
Common Stocks - continued
	Shares	Value
MATERIALS - 4.7%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	629,900	$ 42,322,981
Ashland, Inc.	289,600	20,584,768
Bayer AG sponsored ADR	229,500	9,191,475
Celanese Corp. Class A	774,100	16,232,877
Chemtura Corp.	2,044,164	24,080,254
Dow Chemical Co.	870,700	35,350,420
E.I. du Pont de Nemours & Co.	662,900	27,981,009
Eastman Chemical Co.	208,600	10,676,148
Georgia Gulf Corp.	700,700	18,211,193
Lyondell Chemical Co.	1,361,693	27,097,681
PolyOne Corp. (a)	1,126,200	10,496,184
Praxair, Inc.	313,024	17,263,274
Rohm & Haas Co.	206,600	10,096,542
Tronox, Inc. Class B (a)	41,756	709,434
		270,294,240
Containers & Packaging - 0.4%
Amcor Ltd.	1,784,800	9,455,924
Smurfit-Stone Container Corp. (a)	2,320,072	31,483,377
		40,939,301
Metals & Mining - 1.2%
Alcan, Inc.	653,800	29,915,675
Alcoa, Inc.	2,425,816	74,132,937
Freeport-McMoRan Copper & Gold, Inc. Class B	237,704	14,207,568
Phelps Dodge Corp.	188,000	15,139,640
		133,395,820
Paper & Forest Products - 0.6%
International Paper Co.	1,122,900	38,818,653
Weyerhaeuser Co.	475,800	34,462,194
		73,280,847
TOTAL MATERIALS		517,910,208
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	7,483,093	202,342,835
BellSouth Corp.	4,543,099	157,418,380
Consolidated Communications Holdings, Inc.	393,300	6,398,991
Philippine Long Distance Telephone Co. sponsored ADR (d)	633,500	23,800,595
Qwest Communications International, Inc. (a)	5,870,900	39,922,120
Telkom SA Ltd. sponsored ADR	208,475	21,891,960
Verizon Communications, Inc.	3,846,202	131,001,640
		582,776,521

	Shares	Value
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	2,559,100	$ 66,127,144
Vodafone Group PLC sponsored ADR	1,454,600	30,401,140
		96,528,284
TOTAL TELECOMMUNICATION SERVICES		679,304,805
UTILITIES - 2.9%
Electric Utilities - 0.4%
Entergy Corp.	607,300	41,867,262
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	1,115,400	19,028,724
Duke Energy Corp.	921,000	26,847,150
TXU Corp.	799,740	35,796,362
		81,672,236
Multi-Utilities - 1.7%
Dominion Resources, Inc.	993,500	68,581,305
NorthWestern Energy Corp.	250,100	7,788,114
Public Service Enterprise Group, Inc.	966,100	61,869,044
Wisconsin Energy Corp.	1,309,400	52,362,906
		190,601,369
TOTAL UTILITIES		314,140,867
TOTAL COMMON STOCKS (Cost $7,825,604,601)		10,739,189,683
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	11,962,300
General Motors Corp.:
Series B, 5.25%	359,600	5,789,560
Series C, 6.25%	253,100	4,398,878
		22,150,738
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	9,045,150
TOTAL CONSUMER DISCRETIONARY		31,195,888
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	4,244,640
The Chubb Corp. Series B, 7.00%	120,100	4,083,640
Travelers Property Casualty Corp. 4.50%	208,200	4,990,138
XL Capital Ltd. 6.50%	475,300	10,485,118
		23,803,536
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	187,400	9,551,778
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp. Series C, 6.25%	135,550	$ 16,938,328
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	2,028,433
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,453,028)		83,517,963
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 8,327,000	4,287,905
Six Flags, Inc. 4.5% 5/15/15	3,640,000	6,324,500
		10,612,405
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	11,656,500
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,148,600
		24,805,100
TOTAL CONSUMER DISCRETIONARY		35,417,505
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	6,681,600
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)	11,850,000	16,376,463
TOTAL CONVERTIBLE BONDS		58,475,568

	Principal Amount	Value
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 12,423,410
TOTAL CORPORATE BONDS (Cost $66,847,327)		70,898,978
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	34,398,596	34,398,596
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	266,381,500	266,381,500
TOTAL MONEY MARKET FUNDS (Cost $300,780,096)		300,780,096
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $8,289,685,052)	11,194,386,720
NET OTHER ASSETS - (2.3)%	(250,202,018)
NET ASSETS - 100%	$ 10,944,184,702
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,181,563 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,983
Fidelity Securities Lending Cash Central Fund	191,867
Total	$ 411,850
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,301,289,598. Net unrealized appreciation aggregated $2,893,097,122, of which $3,279,848,107 related to appreciated investment securities and $386,750,985 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2006

1.799861.102

VIPGRWT-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Diversified Consumer Services - 0.7%
Weight Watchers International, Inc.	1,173,700	$ 60,328,180
Household Durables - 0.9%
Garmin Ltd. (d)	290,620	23,083,947
Sony Corp. sponsored ADR	1,091,900	50,303,833
		73,387,780
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (a)(d)	435,300	20,685,456
Media - 2.5%
Lamar Advertising Co. Class A (a)	938,140	49,364,927
Omnicom Group, Inc.	865,700	72,069,525
The Walt Disney Co.	2,331,700	65,031,113
XM Satellite Radio Holdings, Inc. Class A (a)	1,520,284	33,856,725
		220,322,290
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	1,408,700	38,978,729
Fred's, Inc. Class A (e)	2,243,044	29,742,763
		68,721,492
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	224,200	8,609,280
Best Buy Co., Inc.	1,769,625	98,975,126
Circuit City Stores, Inc.	1,954,700	47,851,056
Home Depot, Inc.	1,635,300	69,173,190
Staples, Inc.	2,361,050	60,253,996
The Men's Wearhouse, Inc.	973,000	34,969,620
Tiffany & Co., Inc.	208,900	7,842,106
		327,674,374
TOTAL CONSUMER DISCRETIONARY		771,119,572
CONSUMER STAPLES - 13.6%
Beverages - 2.9%
Brown-Forman Corp. Class B (non-vtg.)	495,500	38,138,635
Diageo PLC sponsored ADR (d)	655,650	41,587,880
PepsiCo, Inc.	2,960,400	171,081,516
		250,808,031
Food & Staples Retailing - 4.6%
CVS Corp.	1,992,200	59,507,014
Rite Aid Corp. (a)	4,361,800	17,447,200
Wal-Mart Stores, Inc.	4,905,400	231,731,096
Walgreen Co.	2,166,600	93,445,458
		402,130,768
Food Products - 1.3%
Campbell Soup Co.	1,175,300	38,079,720
Groupe Danone	102,400	12,544,812
Groupe Danone sponsored ADR (d)	1,035,700	26,544,991

	Shares	Value
Unilever NV (NY Shares)	374,200	$ 25,902,124
Wm. Wrigley Jr. Co.	157,300	10,067,200
		113,138,847
Household Products - 1.3%
Church & Dwight Co., Inc.	915,600	33,803,952
Colgate-Palmolive Co.	1,362,500	77,798,750
		111,602,702
Personal Products - 0.9%
Avon Products, Inc.	2,345,210	73,100,196
Tobacco - 2.6%
Altadis SA (Spain)	530,500	23,784,835
Altria Group, Inc.	1,800,500	127,583,430
British American Tobacco PLC	2,039,167	49,551,760
Imperial Tobacco Group PLC	754,400	22,370,337
Imperial Tobacco Group PLC sponsored ADR	72,900	4,365,252
		227,655,614
TOTAL CONSUMER STAPLES		1,178,436,158
ENERGY - 7.8%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	1,078,770	73,787,868
Halliburton Co.	1,158,600	84,600,972
National Oilwell Varco, Inc. (a)	827,700	53,072,124
Noble Corp.	167,000	13,543,700
Schlumberger Ltd. (NY Shares)	653,200	82,675,524
Smith International, Inc.	739,000	28,791,440
Weatherford International Ltd. (a)	673,680	30,820,860
		367,292,488
Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	341,500	25,933,510
BG Group PLC sponsored ADR	545,800	34,227,118
CONSOL Energy, Inc.	454,400	33,698,304
Denbury Resources, Inc. (a)	478,500	15,154,095
Encore Acquisition Co. (a)	402,312	12,471,672
Energy Partners Ltd. (a)	528,100	12,452,598
EOG Resources, Inc.	400,300	28,821,600
Houston Exploration Co. (a)	241,100	12,705,970
Massey Energy Co.	314,900	11,358,443
Peabody Energy Corp.	906,600	45,701,706
Quicksilver Resources, Inc. (a)	195,300	7,550,298
Sasol Ltd. sponsored ADR (d)	771,700	29,193,411
Ultra Petroleum Corp. (a)	205,100	12,779,781
XTO Energy, Inc.	653,500	28,472,995
		310,521,501
TOTAL ENERGY		677,813,989
FINANCIALS - 7.9%
Capital Markets - 2.9%
Daiwa Securities Group, Inc.	780,000	10,462,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	1,611,700	$ 43,483,666
Lazard Ltd. Class A	108,700	4,809,975
Merrill Lynch & Co., Inc.	656,700	51,721,692
Morgan Stanley	146,150	9,181,143
Nomura Holdings, Inc.	715,800	15,869,286
State Street Corp.	894,300	54,042,549
UBS AG (NY Shares)	550,500	60,538,485
		250,109,524
Commercial Banks - 0.3%
Standard Chartered PLC (United Kingdom)	1,025,813	25,518,112
Consumer Finance - 1.1%
American Express Co.	1,914,600	100,612,230
Insurance - 3.0%
ACE Ltd.	120,200	6,251,602
AFLAC, Inc.	1,685,720	76,076,544
American International Group, Inc.	1,522,866	100,646,214
Aspen Insurance Holdings Ltd.	341,300	8,416,458
Axis Capital Holdings Ltd.	322,100	9,630,790
Platinum Underwriters Holdings Ltd.	187,700	5,462,070
Prudential Financial, Inc.	557,500	42,264,075
The St. Paul Travelers Companies, Inc.	196,500	8,211,735
		256,959,488
Real Estate - 0.6%
Mitsui Fudosan Co. Ltd.	1,122,000	25,782,695
Tokyo Tatemono Co. Ltd.	2,328,000	25,393,127
		51,175,822
TOTAL FINANCIALS		684,375,176
HEALTH CARE - 19.1%
Biotechnology - 5.0%
Amgen, Inc. (a)	2,354,810	171,312,428
Amylin Pharmaceuticals, Inc. (a)(d)	729,125	35,690,669
Genentech, Inc. (a)	1,192,100	100,744,371
ImClone Systems, Inc. (a)	1,263,000	42,967,260
OSI Pharmaceuticals, Inc. (a)	278,641	8,944,376
PDL BioPharma, Inc. (a)	822,426	26,975,573
Tanox, Inc. (a)(d)	1,770,800	34,388,936
Telik, Inc. (a)(d)	214,300	4,148,848
Theravance, Inc. (a)	322,300	9,037,292
		434,209,753
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	2,095,000	81,306,950
Becton, Dickinson & Co.	1,004,100	61,832,478
Boston Scientific Corp. (a)	2,040,000	47,022,000
C.R. Bard, Inc.	525,300	35,620,593
Syneron Medical Ltd. (a)	769,371	22,473,327
		248,255,348

	Shares	Value
Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	750,200	$ 55,904,904
CIGNA Corp.	236,300	30,865,506
Humana, Inc. (a)	991,300	52,191,945
Medco Health Solutions, Inc. (a)	992,600	56,796,572
UnitedHealth Group, Inc.	1,420,037	79,323,267
		275,082,194
Pharmaceuticals - 8.0%
Allergan, Inc.	683,900	74,203,150
Johnson & Johnson	4,496,920	266,307,602
Kos Pharmaceuticals, Inc. (a)	182,300	8,708,471
Merck & Co., Inc.	1,961,300	69,096,599
Pfizer, Inc.	3,638,400	90,668,928
Schering-Plough Corp.	4,910,000	93,240,900
Wyeth	1,928,100	93,551,412
		695,777,062
TOTAL HEALTH CARE		1,653,324,357
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.0%
EADS NV	459,036	19,340,356
Meggitt PLC	776,433	4,693,756
Precision Castparts Corp.	466,648	27,718,891
Rolls-Royce Group PLC	3,910,398	31,111,701
		82,864,704
Air Freight & Logistics - 1.1%
FedEx Corp.	854,300	96,484,642
Commercial Services & Supplies - 1.8%
Cintas Corp.	1,382,460	58,920,445
Equifax, Inc.	875,600	32,607,344
Herman Miller, Inc.	869,900	28,193,459
Monster Worldwide, Inc. (a)	645,180	32,168,675
		151,889,923
Construction & Engineering - 0.1%
Washington Group International, Inc.	209,200	12,005,988
Industrial Conglomerates - 4.3%
General Electric Co.	9,838,740	342,191,377
Textron, Inc.	348,300	32,527,737
		374,719,114
Machinery - 1.4%
Deere & Co.	689,200	54,481,260
Joy Global, Inc.	1,101,539	65,838,986
Watts Water Technologies, Inc. Class A	128,000	4,651,520
		124,971,766
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	388,400	32,365,372
Canadian National Railway Co.	274,000	12,417,642
CSX Corp.	427,700	25,576,460
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	698,600	$ 37,773,302
Union Pacific Corp.	361,900	33,783,365
		141,916,141
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,193,563	25,661,605
TOTAL INDUSTRIALS		1,010,513,883
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 5.3%
Alcatel SA sponsored ADR (a)	2,688,900	41,409,060
Avaya, Inc. (a)	2,292,098	25,900,707
Corning, Inc. (a)	3,596,200	96,773,742
Harris Corp.	815,200	38,550,808
Juniper Networks, Inc. (a)	2,691,200	51,455,744
Nortel Networks Corp. (a)	11,673,200	35,604,784
QUALCOMM, Inc.	3,343,300	169,204,413
		458,899,258
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	1,775,734	111,374,036
Dell, Inc. (a)	4,797,086	142,761,279
Hewlett-Packard Co.	776,600	25,550,140
Intermec, Inc. (a)	680,300	20,755,953
Network Appliance, Inc. (a)	1,325,515	47,758,305
Sun Microsystems, Inc. (a)	8,585,472	44,043,471
		392,243,184
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	1,279,300	48,037,715
Amphenol Corp. Class A	859,382	44,842,553
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,441,709	39,890,430
		132,770,698
Internet Software & Services - 3.8%
aQuantive, Inc. (a)(d)	1,145,913	26,974,792
Bankrate, Inc. (a)	127,200	5,540,832
Digitas, Inc. (a)	1,418,907	20,432,261
eBay, Inc. (a)	2,671,100	104,333,166
Google, Inc. Class A (sub. vtg.) (a)	435,200	169,728,000
		327,009,051
IT Services - 1.8%
First Data Corp.	2,306,900	108,009,058
Hewitt Associates, Inc. Class A (a)	800,500	23,806,870
Nomura Research Institute Ltd.	165,500	20,287,686
		152,103,614
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials, Inc.	4,405,547	77,141,128
ASML Holding NV (NY Shares) (a)	849,176	17,297,715
KLA-Tencor Corp.	488,900	23,643,204

	Shares	Value
MEMC Electronic Materials, Inc. (a)	851,200	$ 31,426,304
Micron Technology, Inc. (a)	1,405,700	20,691,904
PMC-Sierra, Inc. (a)	3,441,682	42,298,272
Samsung Electronics Co. Ltd.	66,020	42,808,352
Xilinx, Inc.	902,532	22,978,465
		278,285,344
Software - 6.6%
Citrix Systems, Inc. (a)	1,117,244	42,343,548
Microsoft Corp.	12,618,170	343,340,404
NAVTEQ Corp. (a)	683,400	34,614,210
Nippon System Development Co. Ltd.	625,700	21,793,059
Red Hat, Inc. (a)	1,233,542	34,514,505
SAP AG sponsored ADR	858,300	46,622,856
Take-Two Interactive Software, Inc. (a)(d)	2,712,250	50,610,585
		573,839,167
TOTAL INFORMATION TECHNOLOGY		2,315,150,316
MATERIALS - 2.2%
Chemicals - 2.2%
Ashland, Inc.	565,500	40,195,740
Chemtura Corp.	1,750,638	20,622,516
Monsanto Co.	958,300	81,215,925
Syngenta AG sponsored ADR	1,336,500	37,569,015
Tokuyama Corp.	566,000	9,597,214
		189,200,410
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	779,000	21,064,160
BellSouth Corp.	715,700	24,799,005
Verizon Communications, Inc.	1,374,200	46,805,252
		92,668,417
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	11,595	351,560
Crown Castle International Corp. (a)	181,400	5,142,690
Sprint Nextel Corp.	2,024,711	52,318,532
		57,812,782
TOTAL TELECOMMUNICATION SERVICES		150,481,199
TOTAL COMMON STOCKS (Cost $6,891,625,655)		8,630,415,060
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	88,646	1
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	826,000	$ 826
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B	180,003,932	318,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS		319,774
TOTAL PREFERRED STOCKS (Cost $6,147,715)		319,775
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 4.77% (b)	4,259,297	4,259,297
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	53,583,654	53,583,654
TOTAL MONEY MARKET FUNDS (Cost $57,842,951)		57,842,951
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,955,616,321)	8,688,577,786
NET OTHER ASSETS - (0.2)%	(14,629,470)
NET ASSETS - 100%	$ 8,673,948,316
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $827 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,858
GeneProt, Inc. Series A	7/7/00	$ 4,497,570
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income Received
Fidelity Cash Central Fund	$ 326,356
Fidelity Securities Lending Cash Central Fund	148,218
Total	$ 474,574
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fred's, Inc. Class A	$ 36,494,326	$ -	$ -	$ 44,861	$ 29,742,763
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,961,710,914. Net unrealized appreciation aggregated $1,726,866,872, of which $1,872,583,587 related to appreciated investment securities and $145,716,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2006

1.799878.102

VIPHI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.0%
	Principal Amount	Value
Aerospace - 2.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	$ 2,900,000	$ 2,907,250
Bombardier, Inc. 7.45% 5/1/34 (c)	535,000	480,163
DRS Technologies, Inc.:
6.625% 2/1/16	2,940,000	2,910,600
7.625% 2/1/18	1,750,000	1,802,500
L-3 Communications Corp.:
5.875% 1/15/15	795,000	757,238
6.375% 10/15/15	5,520,000	5,437,200
7.625% 6/15/12	5,245,000	5,428,575
Orbital Sciences Corp. 9% 7/15/11	5,900,000	6,298,250
Primus International, Inc. 11.5% 4/15/09 (c)	4,505,000	4,775,300
		30,797,076
Air Transportation - 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,257,938
6.977% 11/23/22	376,840	360,825
7.377% 5/23/19	387,513	356,512
7.8% 4/1/08	565,000	565,000
8.608% 10/1/12	535,000	551,050
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	3,297,483	3,412,894
		12,504,219
Automotive - 4.6%
Ford Motor Co. 7.45% 7/16/31	2,660,000	1,975,050
Ford Motor Credit Co.:
6.625% 6/16/08	3,530,000	3,341,106
7% 10/1/13	7,755,000	6,843,788
7.25% 10/25/11	5,275,000	4,806,744
7.68% 11/2/07 (d)	6,110,000	6,020,049
General Motors Acceptance Corp.:
5.125% 5/9/08	6,245,000	5,877,301
5.5% 1/16/07 (d)	1,945,000	1,914,166
5.625% 5/15/09	1,705,000	1,586,695
6.125% 9/15/06	1,645,000	1,637,412
6.125% 2/1/07	2,310,000	2,274,341
6.75% 12/1/14	2,820,000	2,516,850
6.875% 9/15/11	6,015,000	5,563,875
8% 11/1/31	15,020,000	14,043,700
General Motors Corp. 8.375% 7/15/33	1,670,000	1,223,275
Goodyear Tire & Rubber Co. 9% 7/1/15	4,490,000	4,568,575
Visteon Corp.:
7% 3/10/14	2,635,000	2,028,950
8.25% 8/1/10	1,480,000	1,221,000
		67,442,877

	Principal Amount	Value
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	$ 5,125,000	$ 5,740,000
Broadcasting - 0.1%
Paxson Communications Corp. 10.75% 1/15/13 (c)(d)	1,095,000	1,073,100
Building Materials - 1.3%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,431,750
Goodman Global Holdings, Inc.:
7.4913% 6/15/12 (d)	3,860,000	3,927,550
7.875% 12/15/12	2,410,000	2,388,913
Interface, Inc. 9.5% 2/1/14	610,000	625,250
Maax Holdings, Inc. 0% 12/15/12 (b)	9,895,000	3,463,250
Nortek, Inc. 8.5% 9/1/14	3,290,000	3,331,125
NTK Holdings, Inc. 0% 3/1/14 (b)	2,400,000	1,752,000
		18,919,838
Cable TV - 3.7%
Cablevision Systems Corp.:
8% 4/15/12	5,980,000	5,815,550
8.7163% 4/1/09 (d)	6,165,000	6,457,838
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	2,665,000	2,218,613
CSC Holdings, Inc. 7% 4/15/12 (c)(d)	920,000	894,700
EchoStar DBS Corp.:
5.75% 10/1/08	24,875,000	24,564,036
7.125% 2/1/16 (c)	2,800,000	2,758,000
GCI, Inc. 7.25% 2/15/14	4,080,000	4,018,800
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,370,000	1,443,706
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	3,245,000	3,464,038
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.5% 10/15/15	1,310,000	1,251,050
NTL Cable PLC 8.75% 4/15/14	1,335,000	1,365,038
		54,251,369
Capital Goods - 2.4%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	6,840,000	7,335,900
Case New Holland, Inc. 7.125% 3/1/14 (c)	3,650,000	3,613,500
Invensys PLC 9.875% 3/15/11 (c)	10,290,000	10,907,400
Leucadia National Corp. 7% 8/15/13	5,375,000	5,388,438
Park-Ohio Industries, Inc. 8.375% 11/15/14	3,345,000	3,144,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,206,063
		34,595,601
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.8%
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	$ 3,240,000	$ 2,559,600
Series B, 0% 10/1/14 (b)	1,965,000	1,532,700
Equistar Chemicals LP 7.55% 2/15/26	4,490,000	3,996,100
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,995,000	2,067,319
10.125% 9/1/08	2,600,000	2,762,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.35% 7/15/10 (d)	4,720,000	4,790,800
Huntsman LLC 11.85% 7/15/11 (d)	5,700,000	6,013,500
Millennium America, Inc.:
7.625% 11/15/26	610,000	524,600
9.25% 6/15/08	11,580,000	11,724,750
Nalco Co. 7.75% 11/15/11	3,755,000	3,792,550
Nell AF Sarl 8.375% 8/15/15 (c)	2,690,000	2,663,100
NOVA Chemicals Corp.:
6.5% 1/15/12	270,000	251,100
7.4% 4/1/09	5,225,000	5,238,063
7.5613% 11/15/13 (d)	3,060,000	3,052,350
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	4,590,000	4,819,500
		55,788,532
Consumer Products - 0.4%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,325,625
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,945,375
Samsonite Corp. 8.875% 6/1/11	2,045,000	2,157,475
		6,428,475
Containers - 2.3%
Ball Corp. 6.625% 3/15/18	5,540,000	5,512,300
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,285,000
BWAY Corp. 10% 10/15/10	7,005,000	7,390,275
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (c)	2,630,000	2,728,625
7.75% 11/15/15 (c)	2,890,000	3,012,825
Graham Packaging Co. LP/ GPC Capital Corp. 9.875% 10/15/14	575,000	583,625
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	3,730,000	3,897,850
Owens-Illinois, Inc.:
7.35% 5/15/08	3,815,000	3,834,075
7.5% 5/15/10	3,045,000	3,083,063
		33,327,638

	Principal Amount	Value
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	$ 930,000	$ 953,250
7.875% 12/1/15	4,320,000	4,557,600
8% 6/15/11	3,370,000	3,496,375
		9,007,225
Diversified Media - 1.0%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	4,830,000
LBI Media, Inc. 10.125% 7/15/12	3,285,000	3,506,738
Quebecor Media, Inc. 7.75% 3/15/16 (c)	5,920,000	6,053,200
		14,389,938
Electric Utilities - 6.6%
AES Corp.:
8.875% 2/15/11	13,026,000	14,019,233
9.375% 9/15/10	6,433,000	7,028,052
9.5% 6/1/09	4,549,000	4,895,861
AES Gener SA 7.5% 3/25/14	5,290,000	5,422,250
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,462,025
CMS Energy Corp.:
6.3% 2/1/12	3,905,000	3,846,425
6.875% 12/15/15	2,690,000	2,710,175
7.5% 1/15/09	5,090,000	5,242,700
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (c)	2,480,000	2,520,300
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,490,000	7,714,700
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,655,300
Nevada Power Co. 6.65% 4/1/36 (c)	4,080,000	4,059,600
NRG Energy, Inc.:
7.25% 2/1/14	4,000,000	4,070,000
7.375% 2/1/16	1,930,000	1,973,425
Sierra Pacific Power Co. 6% 5/15/16 (c)	265,000	263,675
Sierra Pacific Resources:
6.75% 8/15/17 (c)	2,190,000	2,211,900
8.625% 3/15/14	1,850,000	2,011,875
TECO Energy, Inc. 6.68% 5/1/10 (d)	3,235,000	3,315,875
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,302,674	3,327,444
TXU Corp. 6.5% 11/15/24	6,115,000	5,564,650
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	8,922,500
Utilicorp United, Inc. 9.95% 2/1/11 (d)	1,105,000	1,229,313
		96,467,278
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 7.8%
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (c)	$ 3,305,000	$ 3,445,463
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	4,800,000	4,992,000
Chesapeake Energy Corp.:
6.5% 8/15/17	4,325,000	4,276,344
6.5% 8/15/17 (c)	3,390,000	3,351,863
6.875% 11/15/20 (c)	1,705,000	1,717,788
7.5% 6/15/14	2,095,000	2,194,513
7.75% 1/15/15	4,390,000	4,587,550
El Paso Corp.:
6.375% 2/1/09 (c)	7,135,000	7,070,357
6.5% 6/1/08 (c)	570,000	567,726
7.75% 6/15/10 (c)	7,654,000	7,958,629
El Paso Production Holding Co. 7.75% 6/1/13	1,010,000	1,050,400
Hanover Compressor Co.:
7.5% 4/15/13	580,000	580,725
8.625% 12/15/10	2,560,000	2,662,400
9% 6/1/14	2,465,000	2,637,550
Hanover Equipment Trust 8.75% 9/1/11	775,000	808,906
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (c)	3,440,000	3,422,800
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (c)	2,070,000	2,116,575
Kerr-McGee Corp. 6.95% 7/1/24	1,135,000	1,152,025
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14	3,176,000	3,001,320
Newfield Exploration Co.:
6.625% 9/1/14	2,090,000	2,103,063
6.625% 4/15/16	2,710,000	2,710,000
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	3,530,000	3,424,100
Parker Drilling Co.:
9.57% 9/1/10 (d)	7,285,000	7,503,550
9.625% 10/1/13	2,960,000	3,285,600
Pogo Producing Co. 6.875% 10/1/17	2,255,000	2,232,450
Range Resources Corp. 7.375% 7/15/13	10,075,000	10,478,000
Sonat, Inc. 7.625% 7/15/11	5,720,000	5,855,850
Stone Energy Corp. 6.75% 12/15/14	3,435,000	3,194,550
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (c)	2,535,000	2,642,738
Tesoro Corp.:
6.25% 11/1/12 (c)	2,740,000	2,698,900

	Principal Amount	Value
6.625% 11/1/15 (c)	$ 2,740,000	$ 2,726,300
Williams Companies, Inc. 6.375% 10/1/10 (c)	8,760,000	8,672,400
		115,122,435
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,345,000	4,127,750
8.5% 12/1/08	3,965,000	4,163,250
8.875% 4/1/08	3,145,000	3,302,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	855,000	850,725
		12,443,975
Food/Beverage/Tobacco - 1.6%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,708,450
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10	6,535,000	6,584,013
7.3% 7/15/15	2,885,000	2,971,550
UAP Holding Corp. 0% 7/15/12 (b)	6,050,000	5,414,750
United Agriculture Products, Inc. 8.25% 12/15/11	4,949,000	5,122,215
		23,800,978
Gaming - 7.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (c)(d)	1,010,000	1,032,725
8% 11/15/13 (c)	3,210,000	3,282,225
Kerzner International Ltd. 6.75% 10/1/15	7,715,000	8,177,900
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	5,021,581
10.25% 8/1/07	3,125,000	3,292,969
MGM MIRAGE:
6% 10/1/09	13,840,000	13,649,700
6.625% 7/15/15	3,350,000	3,295,563
6.75% 9/1/12	8,910,000	8,898,863
6.75% 4/1/13 (c)	2,820,000	2,809,425
6.875% 4/1/16 (c)	2,730,000	2,712,938
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	11,815,000	11,815,000
7.125% 8/15/14	2,220,000	2,247,750
8% 4/1/12	1,220,000	1,279,475
MTR Gaming Group, Inc. 9.75% 4/1/10	3,690,000	3,902,175
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,205,406
Seneca Gaming Corp.:
7.25% 5/1/12	6,020,000	6,065,150
Series B 7.25% 5/1/12	4,600,000	4,634,500
Station Casinos, Inc. 6.875% 3/1/16	9,520,000	9,555,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	$ 2,100,000	$ 1,412,250
9% 1/15/12	3,610,000	3,664,150
Wheeling Island Gaming, Inc. 10.125% 12/15/09	6,730,000	7,032,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,915,000	3,822,019
		110,810,314
Healthcare - 4.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	10,220,000	7,026,250
Concentra Operating Corp.:
9.125% 6/1/12	5,135,000	5,391,750
9.5% 8/15/10	2,145,000	2,252,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,025,000	4,035,063
Mylan Laboratories, Inc. 6.375% 8/15/15	2,580,000	2,592,900
Omega Healthcare Investors, Inc.:
7% 4/1/14	7,230,000	7,293,263
7% 4/1/14 (c)	2,740,000	2,763,975
7% 1/15/16 (c)	2,820,000	2,812,950
Senior Housing Properties Trust 8.625% 1/15/12	10,645,000	11,656,275
Service Corp. International (SCI):
6.75% 4/1/16	1,040,000	1,029,600
7% 6/15/17 (c)	270,000	274,050
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (c)	4,310,000	4,396,200
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (c)	5,565,000	5,551,088
6.625% 10/15/14	2,320,000	2,331,600
		59,407,214
Homebuilding/Real Estate - 2.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	5,020,000	4,957,250
8.125% 6/1/12	11,900,000	12,227,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	1,330,000	1,275,204
8.875% 4/1/12	775,000	803,094
KB Home 7.75% 2/1/10	9,525,000	9,810,750
Standard Pacific Corp. 5.125% 4/1/09	3,595,000	3,388,288
Technical Olympic USA, Inc. 7.5% 1/15/15	4,910,000	4,283,975

	Principal Amount	Value
WCI Communities, Inc.:
6.625% 3/15/15	$ 1,955,000	$ 1,710,625
7.875% 10/1/13	1,810,000	1,733,075
		40,189,511
Hotels - 1.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	4,175,000	4,342,000
Host Marriott LP:
6.75% 6/1/16 (c)	2,710,000	2,710,000
7.125% 11/1/13	6,855,000	6,992,100
		14,044,100
Insurance - 0.6%
Crum & Forster Holdings Corp. 10.375% 6/15/13	2,885,000	2,899,425
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,580,000	1,406,200
UnumProvident Corp. 7.375% 6/15/32	580,000	588,224
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	3,930,000	4,018,425
		8,912,274
Leisure - 1.9%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	810,000	858,600
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,610,000	1,215,550
Town Sports International, Inc. 9.625% 4/15/11	8,330,000	8,704,850
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	10,015,000	11,041,538
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (d)	5,345,000	5,425,175
		27,245,713
Metals/Mining - 2.8%
Arch Western Finance LLC 6.75% 7/1/13	4,945,000	4,907,913
Century Aluminum Co. 7.5% 8/15/14	1,735,000	1,804,400
Compass Minerals International, Inc.:
0% 12/15/12 (b)	5,940,000	5,524,200
0% 6/1/13 (b)	9,470,000	8,523,000
Drummond Co., Inc. 7.375% 2/15/16 (c)	6,420,000	6,355,800
Massey Energy Co. 6.875% 12/15/13 (c)	4,200,000	4,121,250
Vedanta Resources PLC 6.625% 2/22/10 (c)	10,775,000	10,586,438
		41,823,001
Paper - 1.4%
Catalyst Paper Corp. 8.625% 6/15/11	3,605,000	3,632,038
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Georgia-Pacific Corp.:
8% 1/15/24	$ 1,985,000	$ 2,012,294
8.125% 5/15/11	5,175,000	5,414,344
8.875% 5/15/31	4,090,000	4,376,300
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,445,000	1,358,300
Stone Container Corp. 9.75% 2/1/11	2,185,000	2,250,550
Stone Container Finance Co. 7.375% 7/15/14	2,020,000	1,868,500
		20,912,326
Publishing/Printing - 1.3%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,297,344
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,917,356
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,605,000	10,551,975
		18,766,675
Railroad - 0.7%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	10,007,900
Restaurants - 1.2%
Carrols Corp. 9% 1/15/13	5,255,000	5,320,688
Friendly Ice Cream Corp. 8.375% 6/15/12	5,700,000	5,130,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,672,975
		17,123,663
Services - 1.8%
Corrections Corp. of America:
6.25% 3/15/13	325,000	318,500
6.75% 1/31/14	1,920,000	1,932,000
7.5% 5/1/11	1,870,000	1,921,425
FTI Consulting, Inc. 7.625% 6/15/13	3,990,000	4,129,650
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,173,875
8.625% 4/1/13	5,270,000	5,467,625
Rural/Metro Corp.:
0% 3/15/16 (b)	3,185,000	2,348,938
9.875% 3/15/15	1,670,000	1,803,600
United Rentals North America, Inc. 7% 2/15/14	4,045,000	3,893,313
		26,988,926
Shipping - 3.2%
OMI Corp. 7.625% 12/1/13	9,595,000	9,834,875
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	295,000
8.25% 3/15/13	1,295,000	1,379,175

	Principal Amount	Value
Ship Finance International Ltd. 8.5% 12/15/13	$ 25,180,000	$ 23,669,200
Teekay Shipping Corp. 8.875% 7/15/11	11,283,000	12,411,300
		47,589,550
Steels - 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	5,820,000	6,343,800
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	5,545,000	6,099,500
RathGibson, Inc. 11.25% 2/15/14 (c)	4,620,000	4,804,800
		17,248,100
Super Retail - 1.6%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (c)	16,795,000	16,627,050
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,182,150
Nebraska Book Co., Inc. 8.625% 3/15/12	2,530,000	2,327,600
Sonic Automotive, Inc. 8.625% 8/15/13	3,340,000	3,340,000
		23,476,800
Technology - 7.2%
Amkor Technology, Inc.:
7.75% 5/15/13	560,000	515,200
10.5% 5/1/09	1,460,000	1,430,800
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	5,025,000	5,401,875
10.32% 6/1/13 (c)(d)	4,400,000	4,598,000
11.875% 12/1/15 (c)	720,000	783,000
Celestica, Inc.:
7.625% 7/1/13	2,090,000	2,095,225
7.875% 7/1/11	7,750,000	7,924,375
Freescale Semiconductor, Inc. 6.875% 7/15/11	10,430,000	10,586,450
IKON Office Solutions, Inc. 7.75% 9/15/15	8,575,000	8,810,813
Lucent Technologies, Inc.:
6.45% 3/15/29	8,860,000	8,018,300
6.5% 1/15/28	3,465,000	3,083,850
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.16% 12/15/11 (d)	5,180,000	5,218,850
Sanmina-SCI Corp.:
6.75% 3/1/13	6,800,000	6,477,000
8.125% 3/1/16	3,225,000	3,249,188
STATS ChipPAC Ltd. 7.5% 7/19/10	5,980,000	6,024,850
SunGard Data Systems, Inc.:
9.125% 8/15/13 (c)	5,500,000	5,802,500
9.4306% 8/15/13 (c)(d)	3,535,000	3,720,588
10.25% 8/15/15 (c)	1,315,000	1,380,750
Xerox Capital Trust I 8% 2/1/27	7,290,000	7,545,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Xerox Corp.:
6.4% 3/15/16	$ 5,440,000	$ 5,399,200
6.875% 8/15/11	2,780,000	2,849,500
7.625% 6/15/13	4,585,000	4,825,713
		105,741,177
Telecommunications - 5.8%
Centennial Communications Corp. 10.25% 1/1/13 (d)	1,025,000	1,058,313
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	575,000	587,938
Digicel Ltd. 9.25% 9/1/12 (c)	3,055,000	3,268,850
Intelsat Ltd.:
6.5% 11/1/13	10,960,000	8,192,600
7.625% 4/15/12	10,795,000	8,905,875
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (d)	4,220,000	4,288,575
Millicom International Cellular SA 10% 12/1/13	3,615,000	4,003,613
Mobile Telesystems Finance SA 8% 1/28/12 (c)	3,330,000	3,388,275
New Skies Satellites BV:
9.125% 11/1/12	4,360,000	4,676,100
9.5725% 11/1/11 (d)	4,890,000	4,987,800
PanAmSat Corp. 9% 8/15/14	5,374,000	5,683,005
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,070,000	767,725
Qwest Corp.:
8.16% 6/15/13 (d)	10,630,000	11,586,700
8.875% 3/15/12	785,000	877,238
Rogers Communications, Inc.:
7.25% 12/15/12	1,785,000	1,869,788
9.625% 5/1/11	8,545,000	9,741,300
SBA Communications Corp. 8.5% 12/1/12	3,540,000	3,911,700
Time Warner Telecom, Inc. 10.125% 2/1/11	1,585,000	1,664,250
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,745,000	1,742,819
U.S. West Communications 7.5% 6/15/23	3,335,000	3,418,375
		84,620,839
Textiles & Apparel - 0.8%
Levi Strauss & Co.:
8.875% 4/1/16 (c)	5,740,000	5,761,525

	Principal Amount	Value
9.28% 4/1/12 (d)	$ 2,440,000	$ 2,531,500
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,950,000	3,009,000
		11,302,025
TOTAL NONCONVERTIBLE BONDS (Cost $1,265,379,845)		1,278,310,662
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (c)	606,184	596,188
Class BWE, 7.226% 10/11/37 (c)	819,726	805,917
Class BWF, 7.55% 10/11/37 (c)	723,658	713,002
Class BWG, 8.155% 10/11/37 (c)	699,924	683,873
Class BWH, 9.073% 10/11/37 (c)	366,072	363,498
Class BWJ, 9.99% 10/11/37 (c)	605,200	599,981
Class BWK, 10.676% 10/11/37 (c)	471,367	470,079
Class BWL, 10.1596% 10/11/37 (c)	786,268	728,949
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (c)(d)	192,582	173,324
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,024,785)		5,134,811
Common Stocks - 0.0%
Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (e) (Cost $1,974,627)	48,889	676,135
Floating Rate Loans - 9.4%
	Principal Amount
Aerospace - 0.3%
Transdigm, Inc. term loan 10.22% 11/10/11 (d)	$ 4,840,000	4,833,950
Building Materials - 0.5%
Masonite International Corp. term loan 10.8038% 4/6/15 (d)	7,930,000	7,295,600
Cable TV - 0.6%
CSC Holdings, Inc. Tranche B, term loan 6.6643% 3/31/13 (d)	6,950,000	7,010,813
NTL Cable PLC term loan 10.3181% 3/3/07 (d)	1,800,000	1,811,250
		8,822,063
Floating Rate Loans - continued
	Principal Amount	Value
Chemicals - 0.0%
Huntsman International LLC Tranche B, term loan 6.53% 8/16/12 (d)	$ 332,142	$ 334,218
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.2007% 6/28/13 (d)	5,546,100	5,601,561
Electric Utilities - 1.3%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.96% 6/24/12 (d)	4,297,886	4,346,237
term loan 7.9445% 6/24/12 (d)	3,079,872	3,114,520
Tranche 2, term loan 10.3891% 6/24/13 (d)	7,835,000	8,030,875
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (d)	509,914	515,651
term loan 6.82% 2/1/13 (d)	3,320,086	3,361,587
		19,368,870
Energy - 0.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (d)	264,000	266,640
Tranche 2, term loan 11.75% 7/8/13 (d)	4,480,000	4,625,600
Tranche B1, term loan 7.5034% 7/8/12 (d)	394,022	397,963
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (d)	605,806	608,835
term loan:
6.83% 10/31/07 (d)	3,190,000	3,205,950
7.0908% 10/31/12 (d)	2,511,573	2,524,130
		11,629,118
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 7.38% 4/13/10 (d)	3,349,895	3,383,394
Tranche 2, term loan 10.13% 4/13/10 (d)	7,680,000	7,833,600
		11,216,994
Healthcare - 0.1%
Team Health, Inc. term loan 7.27% 11/22/12 (d)	748,125	755,606
Homebuilding/Real Estate - 1.3%
Capital Automotive (REIT) Tranche B, term loan 6.34% 12/16/10 (d)	6,480,000	6,544,800
LNR Property Corp.:
Tranche A, term loan 9.14% 2/3/08 (d)	5,778,864	5,836,653

	Principal Amount	Value
Tranche B, term loan:
7.6421% 2/3/08 (d)	$ 3,123,757	$ 3,154,994
9.89% 2/3/08 (d)	3,357,323	3,382,503
		18,918,950
Paper - 1.1%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (d)	5,950,000	6,069,000
Tranche B, term loan 6.8847% 12/23/12 (d)	9,556,050	9,627,720
		15,696,720
Technology - 1.1%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.22% 3/9/11 (d)	6,103,350	6,118,608
Tranche B, term loan 6.47% 3/9/13 (d)	2,404,350	2,422,383
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (d)	2,570,000	2,566,788
Tranche 2, term loan 11.74% 4/18/12 (d)	1,440,000	1,447,200
Open Solutions, Inc. Tranche 2, term loan 11.33% 12/14/11 (d)	4,240,000	4,335,400
		16,890,379
Telecommunications - 1.1%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	5,900,000	5,995,875
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (d)	5,450,000	5,695,250
Tranche B, term loan 7.7819% 9/21/13 (d)	2,345,000	2,368,450
Tranche C, term loan 8.2819% 9/21/14 (d)	2,345,000	2,368,450
		16,428,025
TOTAL FLOATING RATE LOANS (Cost $136,679,827)		137,792,054
Money Market Funds - 2.8%
Fidelity Cash Central Fund, 4.77% (a) (Cost $40,633,887)	40,633,887	40,633,887
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,449,692,971)	1,462,547,549
NET OTHER ASSETS - 0.5%	7,377,730
NET ASSETS - 100%	$ 1,469,925,279
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,787,322 or 16.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $676,135 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506,960
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,446,475,489. Net unrealized appreciation aggregated $16,072,060, of which $36,282,255 related to appreciated investment securities and $20,210,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2006

1.814641.101

VIPMM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
AOL Time Warner, Inc.
4/15/06	4.03%	$ 945,000	$ 945,677
4/15/06	4.14	450,000	450,305
Bell Trace Obligated Group
5/1/06	4.89 (c)	14,735,000	14,735,000
Continental Cablevision, Inc.
5/15/06	4.70	1,200,000	1,205,090
PNC Funding Corp.
8/1/06	4.63	10,000,000	10,031,137
8/1/06	4.66	1,500,000	1,504,525
Sprint Capital Corp.
8/17/06	4.76	2,030,000	2,029,541
TOTAL CORPORATE BONDS			30,901,275
Certificates of Deposit - 21.1%

Domestic Certificates Of Deposit - 0.2%
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (c)	4,000,000	3,999,850
London Branch, Eurodollar, Foreign Banks - 8.1%
Calyon
2/12/07	5.00	5,000,000	5,000,000
Credit Agricole SA
5/15/06	4.70	5,000,000	4,998,454
Credit Industriel et Commercial
4/20/06	3.95	10,000,000	10,000,000
6/8/06	4.75	10,000,000	10,000,000
9/11/06	5.01	10,000,000	10,000,000
3/30/07	5.22	5,000,000	5,000,000
Deutsche Bank AG
1/30/07	4.86	15,000,000	15,000,000
Landesbank Hessen-Thuringen
5/8/06	4.67	10,000,000	10,000,000
Societe Generale
4/28/06	4.00	15,000,000	15,000,000
5/10/06	4.80	30,000,000	30,000,000
11/7/06	4.91	10,000,000	10,000,000
12/6/06	4.80	5,000,000	5,000,000
			129,998,454
New York Branch, Yankee Dollar, Foreign Banks - 12.8%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/20/06	4.76	5,000,000	5,000,000
4/24/06	4.78	5,000,000	5,000,000
Barclays Bank PLC
5/10/06	4.80	40,000,000	40,000,000
BNP Paribas SA
10/30/06	4.81	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
4/18/06	4.83 (c)	20,000,000	20,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Credit Suisse First Boston New York Branch
4/19/06	4.57% (c)	$ 10,000,000	$ 10,000,000
4/19/06	4.76 (c)	10,000,000	10,000,000
Deutsche Bank AG
2/5/07	4.90	10,000,000	10,000,000
DZ Bank AG Deutsche Genosbank
4/24/06	4.79	5,000,000	5,000,000
Eurohypo AG
5/2/06	4.88	5,000,000	5,000,000
5/8/06	4.90	5,000,000	5,000,000
6/29/06	4.72 (a)	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	10,000,000	10,000,000
5/10/06	4.83	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (c)	20,000,000	19,999,215
Sumitomo Mitsui Banking Corp.
4/10/06	4.69	1,000,000	1,000,000
4/17/06	4.75	2,000,000	2,000,000
4/20/06	4.77	2,000,000	2,000,000
4/21/06	4.80	2,000,000	2,000,000
4/24/06	4.80	1,000,000	1,000,000
4/28/06	4.82	2,000,000	2,000,000
5/4/06	4.81	3,000,000	3,000,000
Toronto-Dominion Bank
4/7/06	3.86	5,000,000	5,000,000
Unicredito Italiano Spa
5/12/06	4.69 (c)	10,000,000	9,999,832
			203,999,047
TOTAL CERTIFICATES OF DEPOSIT			337,997,351
Commercial Paper - 21.5%

Bavaria TRR Corp.
4/3/06	4.66	15,000,000	14,996,133
4/13/06	4.83	5,000,000	4,991,967
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/3/06	4.53	15,000,000	14,996,258
4/4/06	4.53	3,000,000	2,998,878
4/10/06	4.63	5,000,000	4,994,250
5/8/06	4.81	1,000,000	995,087
Citigroup Funding, Inc.
4/26/06	4.82	5,000,000	4,983,333
ConocoPhillips
5/3/06	4.85	1,000,000	995,707
Countrywide Financial Corp.
5/26/06	4.81	5,000,000	4,963,715
DaimlerChrysler NA Holding Corp.
4/13/06	4.83	2,000,000	1,996,793
4/19/06	4.86	2,500,000	2,493,950
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
DaimlerChrysler NA Holding Corp. - continued
4/20/06	4.87%	$ 1,500,000	$ 1,496,160
4/27/06	4.89	2,000,000	1,992,966
4/28/06	4.90	1,000,000	996,340
Dexia Delaware LLC
4/4/06	4.58	2,100,000	2,099,206
Dominion Resources, Inc.
4/6/06	4.82	5,000,000	4,996,660
Emerald (MBNA Credit Card Master Note Trust)
4/5/06	4.53	5,000,000	4,997,506
4/28/06	4.79	10,000,000	9,964,225
5/1/06	4.81	5,000,000	4,980,042
5/8/06	4.78	5,000,000	4,975,590
FCAR Owner Trust
4/4/06	4.50	10,000,000	9,996,292
4/4/06	4.52	5,000,000	4,998,142
6/2/06	4.83	5,000,000	4,958,925
7/18/06	4.76	10,000,000	9,860,500
9/25/06	5.08	10,000,000	9,756,625
Federated Retail Holdings, Inc.
4/3/06	4.68	1,000,000	999,741
Fortune Brands, Inc.
4/3/06	4.68	1,000,000	999,742
4/10/06	4.72	500,000	499,414
4/24/06	4.76	2,000,000	1,993,969
4/26/06	4.79	1,000,000	996,701
5/15/06	4.88	1,000,000	994,084
France Telecom SA
4/20/06	4.65 (b)	2,500,000	2,493,931
5/3/06	4.74 (b)	1,000,000	995,836
Giro Funding US Corp.
4/11/06	4.70	5,000,000	4,993,500
5/3/06	4.81	5,000,000	4,978,711
John Deere Capital Corp.
4/21/06	4.83	1,000,000	997,328
5/1/06	4.81	2,000,000	1,992,033
5/1/06	4.82	1,000,000	996,008
5/5/06	4.87	1,000,000	995,419
Kellogg Co.
4/4/06	4.71	1,000,000	999,609
4/7/06	4.71	1,000,000	999,218
4/18/06	4.72	1,000,000	997,785
4/25/06	4.73	1,000,000	996,873
6/8/06	4.95	1,000,000	990,763
6/26/06	4.97	1,000,000	988,271
Monument Gardens Funding
4/20/06	4.81	25,000,000	24,936,799
Motown Notes Program
4/10/06	4.69	5,000,000	4,994,163
4/12/06	4.75	5,000,000	4,992,774
5/2/06	4.68	1,000,000	996,022

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Motown Notes Program
5/3/06	4.70%	$ 5,000,000	$ 4,979,356
5/5/06	4.71	5,000,000	4,978,042
Nissan Motor Acceptance Corp.
5/30/06	4.84	1,000,000	992,166
Paradigm Funding LLC
4/4/06	4.64	5,000,000	4,998,075
4/5/06	4.67	2,500,000	2,498,708
Park Sienna LLC
4/6/06	4.68	5,000,000	4,996,764
5/9/06	4.81	10,000,000	9,949,544
Skandinaviska Enskilda Banken AB
4/28/06	4.79 (c)	20,000,000	20,000,000
Strand Capital LLC
9/25/06	5.09	15,000,000	14,634,200
Stratford Receivables Co. LLC
4/10/06	4.65	5,000,000	4,994,231
4/11/06	4.74	10,000,000	9,986,889
4/18/06	4.68	5,000,000	4,989,044
4/24/06	4.66	5,000,000	4,985,242
4/24/06	4.82	5,000,000	4,984,667
4/27/06	4.80	10,000,000	9,965,442
5/15/06	4.79	10,000,000	9,941,883
The Walt Disney Co.
4/18/06	4.68	4,000,000	3,991,254
5/2/06	4.81	4,000,000	3,983,536
Viacom, Inc.
4/3/06	5.00 (b)	1,000,000	999,722
4/4/06	5.00 (b)	1,000,000	999,583
4/11/06	5.01 (b)	1,000,000	998,611
4/21/06	5.02 (b)	1,500,000	1,495,833
Weatherford International Ltd.
5/24/06	4.86 (b)	1,000,000	992,933
White Pine Finance LLC
4/21/06	4.73 (b)(c)	10,000,000	9,999,884
TOTAL COMMERCIAL PAPER			343,629,553
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
8/3/06	4.50	6,975,000	6,869,290
Master Notes - 2.9%

Goldman Sachs Group, Inc.
4/10/06	4.74 (c)(f)	6,000,000	6,000,000
4/11/06	4.78 (c)(f)	5,000,000	5,000,000
5/30/06	4.85 (c)(f)	36,000,000	36,000,000
TOTAL MASTER NOTES			47,000,000
Medium-Term Notes - 23.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
AIG Matched Funding Corp.
4/3/06	4.54% (c)	$ 10,000,000	$ 10,000,000
4/11/06	4.57 (c)	10,000,000	10,000,000
4/23/06	4.62 (c)	10,000,000	10,000,000
6/15/06	4.93 (c)	10,000,000	10,000,000
Allstate Life Global Funding II
4/27/06	4.81 (b)(c)	1,000,000	1,000,000
American Express Credit Corp.
4/5/06	4.76 (c)	10,000,000	10,000,765
Australia & New Zealand Banking Group Ltd.
4/24/06	4.78 (b)(c)	5,000,000	5,000,000
Bank of New York Co., Inc.
4/27/06	4.86 (b)(c)	15,000,000	15,000,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (c)	10,000,000	10,000,000
5/19/06	4.78 (c)	15,000,000	15,000,000
BellSouth Corp.
4/26/06	4.26 (b)(c)	975,000	975,021
BMW U.S. Capital LLC
4/18/06	4.72 (c)	2,000,000	2,000,000
Commonwealth Bank of Australia
4/24/06	4.78 (c)	4,000,000	4,000,000
Countrywide Bank, Alexandria Virginia
4/18/06	4.76 (c)	3,000,000	2,999,864
Cullinan Finance Corp.
4/25/06	4.78 (b)(c)	5,000,000	4,999,675
HBOS Treasury Services PLC
6/26/06	5.00 (c)	20,000,000	20,000,000
HSBC Finance Corp.
4/6/06	4.65 (c)	20,000,000	20,000,000
4/24/06	4.84 (c)	6,000,000	6,000,000
HSBC USA, Inc.
4/18/06	4.73 (c)	5,000,000	5,000,000
HSH Nordbank AG
4/24/06	4.80 (b)(c)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(f)	3,000,000	3,000,000
Links Finance LLC
4/19/06	4.73 (b)(c)	10,000,000	9,998,923
MBIA Global Funding LLC
4/18/06	4.56 (b)(c)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
4/4/06	4.72 (c)	4,000,000	4,003,163
4/18/06	4.73 (c)	9,000,000	9,000,000
Metropolitan Life Insurance Co.
4/6/06	4.67 (b)(c)	3,884,000	3,884,000
Morgan Stanley
4/3/06	4.66 (c)	25,000,000	25,000,000
4/3/06	4.91 (c)	2,000,000	2,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Morgan Stanley
4/4/06	4.72% (c)	$ 5,000,000	$ 5,000,000
4/18/06	4.78 (c)	5,000,000	5,000,000
4/27/06	4.89 (c)	11,000,000	11,000,222
RACERS
4/24/06	4.79 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
4/21/06	4.75 (b)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	3,920,000	3,922,499
Security Life of Denver Insurance Co.
5/30/06	4.89 (c)(f)	2,000,000	2,000,000
Verizon Global Funding Corp.
6/15/06	5.02 (b)(c)	50,000,000	50,000,044
Washington Mutual Bank FA
4/18/06	4.73 (c)	2,000,000	2,000,000
Washington Mutual Bank, California
4/27/06	4.62 (c)	10,000,000	10,000,000
5/31/06	4.74 (c)	10,000,000	10,000,000
6/20/06	4.91 (c)	8,000,000	8,000,000
7/26/06	4.98 (c)	10,000,000	9,999,854
WestLB AG
4/10/06	4.74 (b)(c)	6,000,000	6,000,000
6/30/06	4.99 (b)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			381,784,030
Short-Term Notes - 4.8%

Jackson National Life Insurance Co.
4/1/06	4.67 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
4/3/06	4.65 (c)(f)	10,000,000	10,000,000
4/28/06	4.89 (b)(c)	5,000,000	5,000,000
5/2/06	4.84 (c)(f)	5,000,000	5,000,000
Monumental Life Insurance Co.
4/3/06	4.77 (c)(f)	5,000,000	5,000,000
4/3/06	4.80 (c)(f)	5,000,000	5,000,000
New York Life Insurance Co.
4/3/06	4.66 (c)(f)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (c)(f)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Asset-Backed Securities - 0.1%

Wind Trust
2/25/07	4.82 (b)(c)	1,000,000	1,000,000
Municipal Securities - 1.0%
		Principal Amount	Value
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C3, 3.93% 6/30/06		$ 2,950,000	$ 2,950,000
Michigan Gen. Oblig. Bonds (Multi-Modal School Ln. Prog.) Series 2005 B, 4.64% tender 10/11/06 (Liquidity Facility DEPFA BANK PLC), CP mode		2,000,000	1,993,968
San Jose Redev. Agcy. Rev. Series A, 4.85%, LOC JPMorgan Chase Bank, VRDN (c)(d)		11,250,000	11,250,000
TOTAL MUNICIPAL SECURITIES			16,193,968
Repurchase Agreements - 21.0%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/06 due 4/3/06 at 4.88%	$ 740,301	740,000
With:
Banc of America Securities LLC at:
4.92%, dated 3/31/06 due 4/3/06 (Collateralized by Commercial Paper Obligations valued at $3,060,001, 0%, 4/3/06)	3,001,230	3,000,000
5%, dated 3/31/06 due 4/3/06 (Collateralized by Mortgage Loan Obligations valued at $66,150,001, 5.09% - 5.47%, 3/25/33 - 2/15/39)	63,026,250	63,000,000
Citigroup Global Markets, Inc. at 4.94%, dated 3/31/06 due 4/3/06 (Collateralized by Corporate Obligations valued at $79,560,001, 5.35% - 7.75%, 3/1/07 - 12/25/35)	78,032,078	78,000,000
Credit Suisse First Boston, Inc. at 4.94%, dated 3/31/06 due 4/3/06 (Collateralized by Commercial Paper Obligations valued at $59,161,615, 0%, 4/3/06)	58,023,877	58,000,000
Goldman Sachs & Co. at 4.98%, dated:
2/22/06 due 5/23/06 (Collateralized by Mortgage Loan Obligations valued at $25,500,000, 5.57%, 3/25/36) (c)(e)	25,311,250	25,000,000
3/31/06 due 4/3/06 (Collateralized by Corporate Obligations valued at $6,300,207, 1%, 12/15/33)	6,002,488	6,000,000

	Maturity Amount	Value
J.P. Morgan Securities, Inc. at 4.98%, dated 3/29/06 due 5/11/06 (Collateralized by Corporate Obligations valued at $17,879,008, 8.75% - 9%, 10/15/15 - 3/15/32) (c)(e)	$ 17,101,122	$ 17,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
4.92%, dated 3/31/06 due 4/3/06 (Collateralized by Mortgage Loan Obligations valued at $1,052,971, 5.95%, 8/5/18)	1,000,410	1,000,000
4.93%, dated 3/31/06 due 4/3/06 (Collateralized by Mortgage Loan Obligations valued at $43,050,164, 0% - 5.75%, 2/25/08 - 10/15/42)	41,016,827	41,000,000
5.01%, dated 1/23/06 due 4/21/06 (Collateralized by Corporate Obligations valued at $24,180,514, 0% - 8.88%, 6/1/06 - 8/1/22) (c)(e)	23,281,673	23,000,000
Morgan Stanley & Co. at 4.88%, dated 3/29/06 due 5/11/06 (Collateralized by Mortgage Loan Obligations valued at $21,107,117, 0.27% - 1.48%, 11/25/13 - 11/15/39)	20,116,578	20,000,000
TOTAL REPURCHASE AGREEMENTS		335,740,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,578,115,467)	1,578,115,467
NET OTHER ASSETS - 1.4%	21,726,454
NET ASSETS - 100%	$ 1,599,841,921
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $165,756,495 or 10.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,000,000 or 7.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 4.74%, 4/10/06	1/9/06	6,000,000
4.78%, 4/11/06	10/11/05	5,000,000
4.85%, 5/30/06	8/26/04	36,000,000
ING USA Annuity & Life Insurance Co. 5.03%, 6/26/06	6/23/05	3,000,000
Jackson National Life Insurance Co. 4.67%, 4/1/06	3/31/03	7,000,000
Metropolitan Life Insurance Co.: 4.65%, 4/3/06	3/26/02	10,000,000
4.84%, 5/2/06	2/24/03	5,000,000
Monumental Life Insurance Co.: 4.77%, 4/3/06	9/17/98	5,000,000
4.8%, 4/3/06	3/12/99	5,000,000
New York Life Insurance Co. 4.66%, 4/3/06	2/28/02 - 12/19/02	30,000,000
Security Life of Denver Insurance Co. 4.89%, 5/30/06	8/26/05	2,000,000
Transamerica Occidental Life Insurance Co. 4.85%, 5/2/06	4/28/00	10,000,000
Income Tax Information
At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,578,115,467.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2006

1.799852.102

VIPOVRS-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.6%
BHP Billiton Ltd.	845,300	$ 16,842,605
Computershare Ltd.	1,324,000	6,976,675
National Australia Bank Ltd.	720,000	19,375,198
Rio Tinto Ltd.	79,200	4,471,050
TOTAL AUSTRALIA		47,665,528
Austria - 0.5%
OMV AG	212,900	14,240,583
Belgium - 0.6%
InBev SA	205,800	9,650,934
Umicore SA	56,200	7,783,870
TOTAL BELGIUM		17,434,804
Brazil - 0.2%
Lojas Renner SA	89,300	4,869,409
Tam SA (PN) sponsored ADR (ltd. vtg.)	142,900	2,692,236
TOTAL BRAZIL		7,561,645
Canada - 0.4%
Cameco Corp.	219,400	7,891,410
Talisman Energy, Inc.	91,800	4,875,769
TOTAL CANADA		12,767,179
China - 0.0%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	65,500	948,440
Finland - 0.8%
Neste Oil Oyj (d)	231,300	7,951,481
Nokia Corp. sponsored ADR (d)	848,400	17,578,848
TOTAL FINLAND		25,530,329
France - 11.9%
Alcatel SA:
(RFD) (a)	742,000	11,426,798
sponsored ADR (a)	101,100	1,556,940
Alstom SA (a)	208,800	17,508,527
AXA SA	471,004	16,466,302
BNP Paribas SA	199,902	18,567,025
Carrefour SA	327,800	17,437,592
Clarins SA	50,200	3,293,936
CNP Assurances	97,400	9,819,634
Compagnie Generale de Geophysique SA (a)	45,500	6,616,155
Financiere Marc de Lacharriere SA (Fimalac)	108,700	9,990,752
France Telecom SA	106,661	2,397,739
Groupe Danone	116,800	14,308,926
Hermes International SA	24,300	6,142,337
Ingenico SA	504,401	10,402,759
L'Air Liquide SA	81,900	17,049,832
L'Oreal SA	154,695	13,627,736
Lagardere S.C.A. (Reg.)	118,700	9,270,148
Louis Vuitton Moet Hennessy (LVMH)	102,500	10,048,134

	Shares	Value
Neopost SA	82,400	$ 8,956,384
Publicis Groupe SA	192,100	7,495,425
Remy Cointreau SA	87,200	4,349,155
Safran SA	434,400	11,011,958
Sanofi-Aventis sponsored ADR	647,100	30,704,895
Silicon On Insulator Technologies SA (SOITEC) (a)	161,900	5,506,838
Societe Generale Series A	20,200	3,037,639
Suez SA (France)	361,700	14,253,190
Total SA Series B	191,300	50,399,897
Vallourec SA	7,900	7,629,542
Vinci SA	84,600	8,339,518
Vinci SA rights 4/12/06 (a)	84,600	181,450
Vivendi Universal SA sponsored ADR	434,900	14,873,580
TOTAL FRANCE		362,670,743
Germany - 9.2%
Aareal Bank AG (a)	169,511	7,903,983
ADVA AG Optical Networking (a)	559,017	6,469,064
Allianz AG (Reg.)	90,300	15,071,070
BASF AG	183,525	14,388,359
Bayer AG	367,600	14,722,379
Bayerische Motoren Werke AG (BMW)	91,800	5,055,797
Beiersdorf AG	61,700	8,897,032
cash.life AG	18,400	691,628
DaimlerChrysler AG	290,200	16,660,382
Deutsche Bank AG (NY Shares)	106,000	12,109,440
Deutsche Postbank AG (d)	97,600	7,081,816
Deutsche Telekom AG sponsored ADR	148,200	2,492,724
Deutz AG (a)	967,563	8,183,662
E.ON AG	315,244	34,613,791
ESCADA AG (a)	225,321	6,959,604
Fluxx AG (a)	227,300	3,332,712
GFK AG	75,769	3,295,172
Heidelberger Druckmaschinen AG	374,600	16,522,744
Hugo Boss AG	149,200	6,360,301
Hypo Real Estate Holding AG	167,800	11,502,472
MPC Muenchmeyer Petersen Capital AG	50,800	4,401,318
Pfleiderer AG rights 4/11/06 (a)	26,200	16,191
Q-Cells AG	44,500	4,157,454
SAP AG sponsored ADR	530,500	28,816,760
SGL Carbon AG (a)	592,200	10,821,383
Siemens AG sponsored ADR	148,300	13,817,111
Techem AG	63,400	2,785,673
Thielert AG	113,700	3,167,470
United Internet AG	38,200	2,457,475
Wincor Nixdorf AG	64,900	8,178,828
TOTAL GERMANY		280,933,795
Greece - 0.2%
Cosmote Mobile Telecommunications SA	317,500	7,348,355
Hong Kong - 1.0%
Dynasty Fine Wines Group Ltd.	10,706,000	4,484,318
Hong Kong Exchanges & Clearing Ltd.	2,182,500	13,163,942
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SIM Technology Group	12,628,000	$ 5,981,055
Wharf Holdings Ltd.	1,739,000	6,387,491
TOTAL HONG KONG		30,016,806
India - 1.3%
Bajaj Auto Ltd.	125,355	7,736,094
Cipla Ltd.	522,339	7,773,461
Housing Development Finance Corp. Ltd.	247,324	7,429,724
Infosys Technologies Ltd.	110,700	7,416,651
Satyam Computer Services Ltd.	426,164	8,125,846
TOTAL INDIA		38,481,776
Ireland - 1.5%
Allied Irish Banks PLC	816,600	19,386,084
Irish Life & Permanent PLC	573,500	13,759,785
Kerry Group PLC Class A	190,400	4,572,815
Ryanair Holdings PLC sponsored ADR (a)	119,400	6,531,180
TOTAL IRELAND		44,249,864
Israel - 0.8%
Bank Hapoalim BM (Reg.)	2,429,800	11,276,201
ECI Telecom Ltd. (a)	937,200	10,618,476
Vizrt Ltd. (a)	273,100	3,143,825
TOTAL ISRAEL		25,038,502
Italy - 3.2%
Azimut Holdings Spa	518,100	6,476,464
Banca Intesa Spa	2,436,700	14,556,669
Banche Popolari Unite SCpA	394,500	9,565,488
ENI Spa	969,686	27,626,354
FASTWEB Spa (a)	111,700	5,696,986
Pirelli & C. Real Estate Spa	78,000	5,313,718
Unicredito Italiano Spa	3,963,500	28,682,149
TOTAL ITALY		97,917,828
Japan - 21.2%
Aeon Co. Ltd.	852,200	20,668,827
Aeon Fantasy Co. Ltd.	58,500	2,445,058
Canon, Inc.	284,100	18,764,805
Credit Saison Co. Ltd.	267,700	14,804,630
Daiki Co. Ltd.	170,100	2,135,733
Daiwa Securities Group, Inc.	810,000	10,865,140
E*TRADE Securities Co. Ltd. (d)	3,786	8,716,017
Fanuc Ltd.	155,100	14,928,284
Fuji Television Network, Inc.	3,165	7,904,770
Fujitsu Ltd.	1,707,000	14,399,618
Homac Corp.	162,600	2,873,109
Honeys Co. Ltd. (d)	88,800	4,699,690
Hoya Corp.	322,800	13,025,528
Ibiden Co. Ltd.	131,700	6,656,883
Intelligent Wave, Inc.	2,150	6,995,285
JAFCO Co. Ltd.	135,900	10,251,811

	Shares	Value
JFE Holdings, Inc.	211,500	$ 8,534,384
Kahma Co. Ltd.	33,500	970,437
Kansai Urban Banking Corp.	1,181,000	5,558,119
Kanto Tsukuba Bank Ltd. (a)(d)	179,300	3,160,578
KOEI Co. Ltd. (d)	249,100	5,173,933
Konami Corp.	184,900	4,657,253
Kose Corp.	240,460	9,069,723
Kyushu-Shinwa Holdings, Inc. (a)	3,875,000	9,217,177
Marui Co. Ltd.	310,100	6,124,814
Matsushita Electric Industrial Co. Ltd.	275,000	6,088,500
Matsushita Electric Industrial Co. Ltd. ADR	396,200	8,771,868
Millea Holdings, Inc.	515	10,193,688
Mitsubishi Estate Co. Ltd.	630,000	14,931,827
Mitsubishi UFJ Financial Group, Inc.	1,366	20,776,860
Mitsui & Co. Ltd.	783,000	11,321,123
Mitsui Fudosan Co. Ltd.	137,000	3,148,154
Mitsui Trust Holdings, Inc.	600	8,772
Mizuho Financial Group, Inc.	1,472	12,042,102
Murata Manufacturing Co. Ltd.	122,700	8,307,514
Nafco Co. Ltd.	161,200	6,121,259
Nikko Cordial Corp.	1,122,900	18,601,325
Nintendo Co. Ltd.	94,300	14,099,138
Nippon Electric Glass Co. Ltd.	422,000	10,503,844
Nippon Steel Corp.	2,338,000	9,056,858
Nishimatsuya Chain Co. Ltd.	220,800	4,689,292
Nissan Motor Co. Ltd. (d)	995,800	11,840,062
Nitto Denko Corp.	192,000	16,294,270
NSK Ltd.	1,114,000	9,671,732
NTN Corp.	395,000	3,130,739
OMC Card, Inc.	372,100	7,333,577
ORIX Corp.	57,820	18,001,979
Point, Inc.	83,500	5,986,833
Sompo Japan Insurance, Inc.	479,000	6,946,039
Sony Corp. sponsored ADR	360,600	16,612,842
St. Marc Holdings Co. Ltd. (a)	48,000	3,160,175
Stanley Electric Co. Ltd.	293,000	6,247,547
Sumitomo Mitsui Financial Group, Inc.	2,134	23,567,090
Sumitomo Trust & Banking Co. Ltd.	1,009,000	11,674,451
T&D Holdings, Inc.	278,250	21,746,591
Takashimaya Co. Ltd. (d)	952,000	14,508,669
The Keiyo Bank Ltd.	1,510,000	10,416,005
The Sumitomo Warehouse Co. Ltd.	344,000	2,732,362
Tokuyama Corp.	464,000	7,867,680
Toyota Motor Corp.	844,600	45,988,470
USS Co. Ltd.	141,750	9,657,520
Xebio Co. Ltd.	158,250	5,458,055
Yahoo! Japan Corp.	17,726	10,811,934
Yamada Denki Co. Ltd.	37,300	4,299,885
TOTAL JAPAN		645,218,237
Common Stocks - continued
	Shares	Value
Korea (South) - 0.4%
Hyundai Department Store Co. Ltd.	81,300	$ 7,597,817
Samsung Electronics Co. Ltd.	8,100	5,252,161
TOTAL KOREA (SOUTH)		12,849,978
Luxembourg - 0.3%
SES Global unit	562,747	8,905,727
Malaysia - 0.1%
Lion Diversified Holdings BHD	1,642,900	1,971,605
Mexico - 0.4%
Fomento Economico Mexicano SA de CV sponsored ADR	117,500	10,770,050
Netherlands - 3.2%
ABN-AMRO Holding NV sponsored ADR	680,100	20,321,388
DSM NV (d)	304,400	13,898,521
EADS NV	253,700	10,689,027
ING Groep NV (Certificaten Van Aandelen)	328,224	12,932,027
Koninklijke KPN NV sponsored ADR	943,000	10,637,040
Koninklijke Numico NV	174,700	7,728,901
Tele Atlas NV (a)	151,400	3,450,863
VNU NV	533,125	17,332,562
TOTAL NETHERLANDS		96,990,329
Norway - 1.8%
Acta Holding ASA (d)	718,500	2,861,021
DnB NOR ASA (d)	1,271,400	17,117,910
Ocean RIG ASA (a)(d)	687,200	4,938,077
Petroleum Geo-Services ASA (a)	74,300	3,463,011
Statoil ASA	516,400	14,890,245
TANDBERG ASA (d)	731,400	6,611,456
Yara International ASA	371,800	5,913,427
TOTAL NORWAY		55,795,147
Russia - 0.1%
Vimpel Communications sponsored ADR (a)	93,700	4,030,037
South Africa - 1.1%
FirstRand Ltd.	2,436,200	7,902,684
Foschini Ltd.	365,000	3,449,015
MTN Group Ltd.	613,300	6,117,582
Nedbank Group Ltd.	724,600	15,096,078
TOTAL SOUTH AFRICA		32,565,359
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	1,032,600	21,529,711
Banco Pastor SA	93,700	5,446,561
Banco Santander Central Hispano SA	722,700	10,558,645
Gestevision Telecinco SA	4,177	104,317
Telefonica SA	1,427,380	22,348,018
TOTAL SPAIN		59,987,252

	Shares	Value
Sweden - 1.4%
Alfa Laval AB	263,400	$ 7,083,008
Atlas Copco AB (A Shares)	370,100	10,403,540
Gant Co. AB	4,500	112,922
Modern Times Group AB (MTG) (B Shares) (a)	127,000	5,966,268
TELE2 AB (B Shares)	373,300	4,408,225
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	422,200	15,925,384
TOTAL SWEDEN		43,899,347
Switzerland - 8.1%
Clariant AG (Reg.)	468,302	7,255,484
Compagnie Financiere Richemont unit	321,204	15,397,492
Credit Suisse Group (Reg.)	440,607	24,612,308
Nestle SA (Reg.)	95,426	28,324,791
Nobel Biocare Holding AG (Switzerland)	45,873	10,212,178
Novartis AG (Reg.)	861,179	47,743,762
Roche Holding AG (participation certificate)	269,254	40,084,523
Schindler Holding AG (Reg.)	123,000	6,603,774
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	16,436	15,228,323
Syngenta AG sponsored ADR	364,400	10,243,284
UBS AG (Reg.)	359,651	39,550,822
TOTAL SWITZERLAND		245,256,741
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	410,000	2,538,934
Shin Kong Financial Holding Co. Ltd.	4,486,000	3,690,134
TOTAL TAIWAN		6,229,068
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	2,411,400	7,195,432
United Kingdom - 21.8%
Amvescap PLC	781,300	7,288,354
Anglo American PLC (United Kingdom)	448,200	17,269,140
AstraZeneca PLC (United Kingdom)	512,500	25,742,877
BAE Systems PLC	2,251,600	16,457,076
Barclays PLC	924,600	10,817,820
Benfield Group PLC	1,459,000	9,555,072
BG Group PLC	1,800,100	22,499,079
BHP Billiton PLC	973,395	17,780,162
BP PLC	5,225,406	60,039,893
British Land Co. PLC	737,900	15,907,671
Cadbury Schweppes PLC	1,111,500	11,044,417
Corin Group PLC	314,702	1,741,190
Diageo PLC	1,029,300	16,322,129
Eircom Group PLC	1,736,300	4,486,698
EMI Group PLC	2,142,800	9,417,583
Gallaher Group PLC	440,100	6,397,952
GlaxoSmithKline PLC	1,807,700	47,280,392
Gyrus Group PLC (a)	1,844,500	12,376,119
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HBOS PLC	342,000	$ 5,709,352
HSBC Holdings PLC (United Kingdom) (Reg.)	2,503,626	41,950,740
Informa PLC	919,700	7,680,735
Intec Telecom Systems PLC (a)	2,467,800	2,700,771
Intertek Group PLC	197,500	2,821,892
ITE Group PLC	2,955,900	6,675,294
ITV PLC	4,352,554	9,016,539
Jardine Lloyd Thompson Group PLC	877,073	5,515,459
Ladbrokes PLC	2,186,500	14,775,303
Lloyds TSB Group PLC	815,400	7,797,679
Man Group PLC	316,200	13,539,920
Mothercare PLC	413,400	2,260,339
NETeller PLC (a)	198,100	2,520,748
New Star Asset Management Ltd.	514,300	3,725,546
Pipex Communications PLC (a)	15,601,100	4,200,725
Prudential PLC	1,634,000	18,947,008
Reckitt Benckiser PLC	256,800	9,037,988
Reuters Group PLC	2,413,100	16,620,950
Rio Tinto PLC (Reg.)	364,106	18,842,483
Royal Bank of Scotland Group PLC	661,100	21,510,091
Royal Dutch Shell PLC:
Class A sponsored ADR	567,000	35,301,420
Class B	242,900	7,912,468
Smiths Group PLC	557,800	9,525,096
Tesco PLC	1,965,241	11,265,931
Vodafone Group PLC	14,656,800	30,632,711
Whatman PLC	1,429,900	7,414,593
Wolseley PLC	411,200	10,100,429
WPP Group PLC	821,500	9,858,005
Xstrata PLC	217,300	7,032,503
Yell Group PLC	658,400	6,227,662
TOTAL UNITED KINGDOM		663,544,004
United States of America - 1.6%
Dominion Resources, Inc.	140,300	9,684,909
Estee Lauder Companies, Inc. Class A	189,600	7,051,224
Hexcel Corp. (a)	359,600	7,900,412

	Shares	Value
NTL, Inc. (a)	367,950	$ 10,711,025
Synthes, Inc.	109,818	12,044,772
TOTAL UNITED STATES OF AMERICA		47,392,342
TOTAL COMMON STOCKS (Cost $2,429,953,315)		2,955,406,832
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 4.77% (b)	68,209,084	68,209,084
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	122,732,057	122,732,057
TOTAL MONEY MARKET FUNDS (Cost $190,941,141)		190,941,141
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,090,000)	$ 4,091,539	4,090,000
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,624,984,456)	3,150,437,973
NET OTHER ASSETS - (3.5)%	(107,974,703)
NET ASSETS - 100%	$ 3,042,463,270
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,187,947
Fidelity Securities Lending Cash Central Fund	271,297
Total	$ 1,459,244
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,639,587,257. Net unrealized appreciation aggregated $510,850,716, of which $563,049,087 related to appreciated investment securities and $52,198,371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2006

1.799871.102

VIPVAL-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 1.8%
Drew Industries, Inc. (a)	1,400	$ 49,770
Johnson Controls, Inc.	8,700	660,591
Magna International, Inc. Class A	2,700	203,593
		913,954
Automobiles - 1.2%
Monaco Coach Corp.	11,000	147,400
Toyota Motor Corp. sponsored ADR	2,500	272,250
Winnebago Industries, Inc.	5,600	169,904
		589,554
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	3,100	154,814
Marriott International, Inc. Class A	900	61,740
Royal Caribbean Cruises Ltd.	6,500	273,130
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	155,779
		645,463
Household Durables - 0.7%
Leggett & Platt, Inc.	3,100	75,547
Matsushita Electric Industrial Co. Ltd. ADR	11,900	263,466
		339,013
Internet & Catalog Retail - 0.1%
Insight Enterprises, Inc. (a)	1,800	39,618
Media - 3.2%
Gannett Co., Inc.	9,200	551,264
News Corp. Class B	7,890	138,548
Omnicom Group, Inc.	2,800	233,100
The New York Times Co. Class A	18,900	478,359
The Walt Disney Co.	7,800	217,542
		1,618,813
Multiline Retail - 0.7%
Dollar General Corp.	13,600	240,312
Kohl's Corp. (a)	1,900	100,719
		341,031
Specialty Retail - 0.9%
Best Buy Co., Inc.	1,800	100,674
Pier 1 Imports, Inc.	5,600	65,016
Staples, Inc.	1,900	48,488
TJX Companies, Inc.	9,400	233,308
		447,486
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	200	11,380
TOTAL CONSUMER DISCRETIONARY		4,946,312
CONSUMER STAPLES - 6.8%
Beverages - 0.4%
Diageo PLC sponsored ADR	1,000	63,430

	Shares	Value
SABMiller PLC	3,600	$ 71,042
The Coca-Cola Co.	1,750	73,273
		207,745
Food & Staples Retailing - 3.5%
CVS Corp.	3,600	107,532
Wal-Mart Stores, Inc.	34,470	1,628,363
		1,735,895
Food Products - 1.7%
Archer-Daniels-Midland Co.	2,800	94,220
Corn Products International, Inc.	4,200	124,194
Kellogg Co.	3,000	132,120
Nestle SA sponsored ADR	3,300	238,920
Sara Lee Corp.	4,900	87,612
Unilever NV (NY Shares)	2,200	152,284
		829,350
Household Products - 0.1%
Colgate-Palmolive Co.	1,300	74,230
Personal Products - 0.2%
Avon Products, Inc.	3,400	105,978
Tobacco - 0.9%
Altria Group, Inc.	6,170	437,206
TOTAL CONSUMER STAPLES		3,390,404
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Amerada Hess Corp.	1,700	242,080
Canadian Natural Resources Ltd.	1,800	100,043
ConocoPhillips	4,700	296,805
El Paso Corp.	10,800	130,140
Exxon Mobil Corp.	48,440	2,948,058
International Coal Group, Inc. (a)	2,400	23,376
Occidental Petroleum Corp.	500	46,325
Peabody Energy Corp.	6,000	302,460
Talisman Energy, Inc.	12,900	685,157
		4,774,444
FINANCIALS - 32.9%
Capital Markets - 6.4%
American Capital Strategies Ltd.	1,100	38,676
Ameriprise Financial, Inc.	1,900	85,614
Investors Financial Services Corp.	5,200	243,724
Lehman Brothers Holdings, Inc.	800	115,624
Mellon Financial Corp.	3,400	121,040
Merrill Lynch & Co., Inc.	13,300	1,047,508
Nomura Holdings, Inc. sponsored ADR	13,000	288,210
Northern Trust Corp.	6,200	325,500
Nuveen Investments, Inc. Class A	1,800	86,670
SEI Investments Co.	3,500	141,855
State Street Corp.	11,510	695,549
		3,189,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.0%
Associated Banc-Corp.	3,700	$ 125,726
Bank of America Corp.	20,920	952,697
Cathay General Bancorp	1,800	67,752
Commerce Bancorp, Inc., New Jersey	4,100	150,265
East West Bancorp, Inc.	8,800	339,240
KeyCorp	6,500	239,200
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	28,400	431,964
Popular, Inc.	2,000	41,520
Preferred Bank, Los Angeles California	1,100	55,539
Sumitomo Mitsui Financial Group, Inc. ADR	21,900	240,900
UCBH Holdings, Inc.	7,400	140,008
Virginia Commerce Bancorp, Inc. (a)	3,800	136,610
Wachovia Corp.	9,130	511,737
Wells Fargo & Co.	5,020	320,627
Wilmington Trust Corp., Delaware	5,500	238,425
		3,992,210
Consumer Finance - 2.0%
Capital One Financial Corp.	2,700	217,404
SLM Corp.	15,530	806,628
		1,024,032
Diversified Financial Services - 3.1%
AllianceBernstein Holding LP	3,300	218,625
Citigroup, Inc.	28,860	1,363,058
		1,581,683
Insurance - 5.2%
Allstate Corp.	1,800	93,798
American International Group, Inc.	27,340	1,806,901
Aspen Insurance Holdings Ltd.	5,900	145,494
Genworth Financial, Inc. Class A (non-vtg.)	700	23,401
Hartford Financial Services Group, Inc.	1,680	135,324
Prudential Financial, Inc.	2,100	159,201
RenaissanceRe Holdings Ltd.	1,000	43,620
Willis Group Holdings Ltd.	1,000	34,260
XL Capital Ltd. Class A	2,900	185,919
		2,627,918
Real Estate - 2.5%
CapitalSource, Inc.	40	995
Derwent Valley Holdings PLC	4,400	123,671
Equity Lifestyle Properties, Inc.	2,300	114,425
Equity Residential (SBI)	2,200	102,938
General Growth Properties, Inc.	17,023	831,914
St. Modwen Properties PLC	11,100	98,340
		1,272,283
Thrifts & Mortgage Finance - 5.7%
Fannie Mae	15,600	801,840
Freddie Mac	14,400	878,400

	Shares	Value
Golden West Financial Corp., Delaware	11,700	$ 794,430
Hudson City Bancorp, Inc.	21,100	280,419
People's Bank, Connecticut	2,800	91,700
		2,846,789
TOTAL FINANCIALS		16,534,885
HEALTH CARE - 8.9%
Biotechnology - 0.5%
Amylin Pharmaceuticals, Inc. (a)	3,800	186,010
Neurocrine Biosciences, Inc. (a)	800	51,632
		237,642
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	3,100	190,898
Hologic, Inc. (a)	900	49,815
		240,713
Health Care Providers & Services - 1.3%
Aetna, Inc.	2,100	103,194
Brookdale Senior Living, Inc.	300	11,325
Cardinal Health, Inc.	4,200	312,984
Chemed Corp.	700	41,538
Omnicare, Inc.	3,400	186,966
		656,007
Pharmaceuticals - 6.6%
Johnson & Johnson	5,400	319,788
Merck & Co., Inc.	18,200	641,186
Mylan Laboratories, Inc.	4,900	114,660
Pfizer, Inc.	50,390	1,255,719
Roche Holding AG sponsored ADR	1,200	89,340
Wyeth	18,800	912,176
		3,332,869
TOTAL HEALTH CARE		4,467,231
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.2%
Raytheon Co.	5,600	256,704
Rockwell Collins, Inc.	1,300	73,255
United Technologies Corp.	4,400	255,068
		585,027
Airlines - 1.3%
AirTran Holdings, Inc. (a)	17,300	313,303
UAL Corp. (a)	8,500	339,405
		652,708
Electrical Equipment - 0.9%
AMETEK, Inc.	2,600	116,896
Rockwell Automation, Inc.	4,900	352,359
		469,255
Industrial Conglomerates - 2.2%
General Electric Co.	31,920	1,110,178
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.7%
Crane Co.	3,000	$ 123,030
Dover Corp.	5,400	262,224
Eaton Corp.	7,700	561,869
Illinois Tool Works, Inc.	3,300	317,823
Ingersoll-Rand Co. Ltd. Class A	2,000	83,580
		1,348,526
Road & Rail - 3.6%
Burlington Northern Santa Fe Corp.	9,700	808,301
Canadian National Railway Co.	3,800	172,215
Laidlaw International, Inc.	2,100	57,120
Norfolk Southern Corp.	11,010	595,311
Old Dominion Freight Lines, Inc. (a)	7,000	188,650
		1,821,597
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,200	38,340
TOTAL INDUSTRIALS		6,025,631
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	5,800	125,686
Lucent Technologies, Inc. (a)	31,600	96,380
Nortel Networks Corp. (a)	54,800	167,147
Sandvine Corp. (c)	1,400	2,724
		391,937
Computers & Peripherals - 3.1%
EMC Corp. (a)	6,900	94,047
Hewlett-Packard Co.	22,900	753,410
NCR Corp. (a)	11,500	480,585
Sun Microsystems, Inc. (a)	46,300	237,519
		1,565,561
Electronic Equipment & Instruments - 1.0%
Avnet, Inc. (a)	14,579	370,015
Coherent, Inc. (a)	1,300	45,643
Symbol Technologies, Inc.	7,300	77,234
		492,892
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	7,300	242,068
FormFactor, Inc. (a)	3,100	121,892
KLA-Tencor Corp.	2,380	115,097
Lam Research Corp. (a)	100	4,300
MKS Instruments, Inc. (a)	18,600	435,798
National Semiconductor Corp.	2,300	64,032
		983,187

	Shares	Value
Software - 1.0%
Hyperion Solutions Corp. (a)	6,300	$ 205,380
Microsoft Corp.	10,490	285,433
		490,813
TOTAL INFORMATION TECHNOLOGY		3,924,390
MATERIALS - 3.6%
Chemicals - 1.3%
Airgas, Inc.	4,400	171,996
FMC Corp.	6,640	411,547
Praxair, Inc.	900	49,635
		633,178
Containers & Packaging - 0.4%
Ball Corp.	5,000	219,150
Metals & Mining - 1.9%
Alcan, Inc.	3,500	160,148
Alcoa, Inc.	6,400	195,584
Bema Gold Corp. (a)	13,900	61,423
Mittal Steel Co. NV Class A (NY Shares)	1,700	64,175
Newmont Mining Corp.	200	10,378
United States Steel Corp.	7,500	455,100
		946,808
TOTAL MATERIALS		1,799,136
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	35,300	954,512
BellSouth Corp.	20,000	693,000
Qwest Communications International, Inc. (a)	23,300	158,440
Verizon Communications, Inc.	6,210	211,513
		2,017,465
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	7,720	199,485
TOTAL TELECOMMUNICATION SERVICES		2,216,950
UTILITIES - 0.8%
Electric Utilities - 0.2%
Exelon Corp.	1,900	100,510
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	6,300	157,500
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	2,300	147,292
TOTAL UTILITIES		405,302
TOTAL COMMON STOCKS (Cost $45,265,790)		48,484,685
Convertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	500	$ 14,715
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	300	15,234
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,192)		29,949
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 4.77% (b) (Cost $1,628,490)	1,628,490	1,628,490
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $46,924,472)	50,143,124
NET OTHER ASSETS - 0.1%	71,508
NET ASSETS - 100%	$ 50,214,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,724 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,767
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $47,135,820. Net unrealized appreciation aggregated $3,007,304, of which $3,724,475 related to appreciated investment securities and $717,171 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006